Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000014303
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tax-Managed Multi-Cap Growth Portfolio
Without Sales Load [Member] | C000014303
Average Annual Return [Line Items]
Average Annual Return, Percent	34.79%	14.27%	12.64%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%	15.25%	12.99%
EATON VANCE Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.42%	18.31%	15.65%